Staff Cost - Summary of Staffing Cost (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) Employee	Dec. 31, 2016 EUR (€) Employee	Dec. 31, 2015 EUR (€) Employee
Disclosure of employee compensation costs [line items]
Wages and salaries	€ 19,918	€ 15,288	€ 9,211
Share-based payment	9,709	7,321	1,713
Pension costs	324	49	42
Social security costs	1,156	913	697
Total costs	€ 31,107	€ 23,571	€ 11,663
Average number of employees | Employee	121	92	63
Key management personnel of entity or parent [member]
Disclosure of employee compensation costs [line items]
Wages and salaries	€ 1,731	€ 1,449	€ 1,397
Share-based payment	3,576	2,548	508
Social security costs	70	72	74
Total costs	€ 5,377	€ 4,069	€ 1,979